Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Related Party Transactions	Amounts (paid) received by the Company for related party transactions for the periods indicated below were as follows:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Transaction fee related to the sale of certain vessels (i)	(2,085)	—	—
Management fee revenues (ii)	2,277	—	—
Payment related to the utilization of tax losses (iii)	(205)	—	—
Entities under Common Control (note 3)
Strategic and administrative service fees (iv)	—	(37,018)	(35,218)
Management fee revenues (ii)	—	8,319	7,953
Vessel operating expenses - technical management fee (v)	—	(155)	(693)
Restructuring charges (note 16) (vi)	—	(5,632)	(449)
(i)The Company pays a transaction fee to Teekay upon the sale of vessels that were previously owned by Tanker Investments Ltd., which the Company acquired in 2017. This fee is equal to 1.0% of the aggregate consideration payable to the Company pursuant to a sale contract. During the year ended December 31, 2025, this fee related to the sale of six vessels.
(ii)The Company receives management fees from Teekay for time spent on Teekay matters by employees of the Company.
(iii)The Company pays Teekay for a portion of the benefit realized from the Company's utilization of Teekay's tax losses as both entities have elected to be treated as a group for Bermuda tax purposes.
(iv)The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses in the Company’s consolidated statements of income. The Company’s executive officers are employees of the Entities under Common Control, and their compensation (other than any awards under the Company’s long-term incentive plan) is set and paid by the Entities under Common Control.
(v)The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company's consolidated statements of income. The Company paid such third-party technical management fees to the Manager in relation to certain vessels previously owned by Tanker Investments Ltd.
(vi)The Company incurred restructuring charges of $5.6 million during the year ended December 31, 2024 in relation to changes made to certain members of the senior management team who were employed by the Entities under Common Control. The Company incurred restructuring charges of $0.4 million during the year ended December 31, 2023 in relation to organizational changes made to its commercial team employed by the Entities under Common Control.